Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis
The assets and liabilities measured at fair value on a recurring basis are as follows (in thousands):

	As of December 31, 2012
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(348)	$—	$(348)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(7,577)	$(7,577)

	As of December 31, 2011
	Fair Value Measurements Using			Total
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Interest rate contracts	$—	$(608)	$—	$(608)
Contingent consideration to be paid in cash for the acquisitions	$—	$—	$(9,856)	$(9,856)

Schedule of Reconciliations of Liabilities Measured and Carried at Fair Value on Recurring Basis, with Significant Unobservable Inputs
Reconciliations of liabilities measured and carried at fair value on a recurring basis with the use of significant unobservable inputs (Level 3) are as follows (in thousands):

	Year Ended December 31,
	2012	2011
Contingent consideration for acquisitions --
Balance at beginning of year	$(9,856)	$(3,700)
Additions for acquisitions	—	(10,346)
Payments on contingent consideration	1,198	1,731
Settlements of contingent consideration	—	1,369
Fair value adjustments	1,215	640
Foreign currency translation adjustment	(134)	450
Balance at end of year	$(7,577)	$(9,856)